                         AIM INVESTMENT SECURITIES FUNDS

                                RETAIL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated October 25, 2005, as supplemented October 25, 2005, February 3, 2006, February 24, 2006,
                  March 31, 2006, May 1, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST     AND/OR                                                               HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1988     Director and Chairman, A I M Management Group Inc.       None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and  Chief Executive Officer,
                                             A I M Management Group Inc.;  Director, Chairman and
                                             President, A I M Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M Capital Management,
                                             Inc. (registered investment advisor), A I M Distributors,
                                             Inc. (registered broker dealer), AIM Investment Services,
                                             Inc. (registered transfer agent), and Fund Management
                                             Company (registered broker dealer); Chief Executive
                                             Officer, AMVESCAP PLC -- Managed Products; and
                                             President and Principal Executive Officer of The AIM
                                             Family of Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President, A I M   None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly:  Chairman, AIM  Canada Holdings, Inc.;
                                             Executive Vice President and  Chief Operations Officer,
                                             AIM Funds Management Inc.; President, AIM Trimark Global
                                             Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust


----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                         AIM INVESTMENT SECURITIES FUNDS

                            INSTITUTIONAL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated October 25, 2005, as supplemented March 31, 2006 and May 1, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   AND/OR                                                                 HELD BY TRUSTEE
                                  OFFICER
                                  SINCE
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1988     Director and Chairman, A I M Management Group Inc.       None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds --Registered Trademark--

                                             Formerly:  President and Chief Executive Officer, A I M
                                             Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds --Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President, A I M   None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds
                                             --Registered Trademark--

                                             Formerly:  Chairman,  AIM Canada Holdings, Inc.; Executive
                                             Vice President and Chief Operations Officer,
                                             AIM Funds Management Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust


----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.